3. Loans, Impaired (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Impaired loans
Unpaid Contractual Principal Balance	$ 28,313	$ 34,964	$ 38,840
Recorded Investment With No Allowance	2,002	1,705	6,057
Recorded Investment With Allowance	25,179	31,643	30,234
Recorded Investment in Impaired Loans	27,181	33,348	36,291
Related Allowance	1,409	1,530	1,658
Average Outstanding Impaired Loans	30,302	35,976	38,145
Year-To-Date Interest Income Recognized	1,198	1,274	1,276
Construction and land development
Impaired loans
Unpaid Contractual Principal Balance	282	643	5,481
Recorded Investment With No Allowance		216	3,639
Recorded Investment With Allowance	278	226	555
Recorded Investment in Impaired Loans	278	442	4,194
Related Allowance	11	12	31
Average Outstanding Impaired Loans	330	705	5,248
Year-To-Date Interest Income Recognized	13	18	20
Single-family residential
Impaired loans
Unpaid Contractual Principal Balance	5,354	8,828	6,717
Recorded Investment With No Allowance	703	1,489	933
Recorded Investment With Allowance	4,323	6,805	5,540
Recorded Investment in Impaired Loans	5,026	8,294	6,473
Related Allowance	47	189	154
Average Outstanding Impaired Loans	7,247	10,852	7,430
Year-To-Date Interest Income Recognized	164	224	214
Single-family residential - Banco de la Gente stated income
Impaired loans
Unpaid Contractual Principal Balance	18,611	20,375	21,243
Recorded Investment With No Allowance	0	0	0
Recorded Investment With Allowance	18,074	19,215	20,649
Recorded Investment in Impaired Loans	18,074	19,215	20,649
Related Allowance	1,182	1,143	1,191
Average Outstanding Impaired Loans	17,673	18,414	19,964
Year-To-Date Interest Income Recognized	861	921	952
Commercial
Impaired loans
Unpaid Contractual Principal Balance	3,750	4,556	4,752
Recorded Investment With No Allowance	1,299	0	1,485
Recorded Investment With Allowance	2,197	4,893	2,866
Recorded Investment in Impaired Loans	3,496	4,893	4,351
Related Allowance	166	179	272
Average Outstanding Impaired Loans	4,657	5,497	4,399
Year-To-Date Interest Income Recognized	152	89	76
Multifamily and Farmland
Impaired loans
Unpaid Contractual Principal Balance	78	96	111
Recorded Investment With No Allowance	0	0	0
Recorded Investment With Allowance	78	83	110
Recorded Investment in Impaired Loans	78	83	110
Related Allowance	0	0	1
Average Outstanding Impaired Loans	78	93	154
Year-To-Date Interest Income Recognized	0	6	0
Total real estate loans
Impaired loans
Unpaid Contractual Principal Balance	28,075	34,498	38,304
Recorded Investment With No Allowance	2,002	1,705	6,057
Recorded Investment With Allowance	24,950	31,222	29,720
Recorded Investment in Impaired Loans	26,952	32,927	35,777
Related Allowance	1,406	1,523	1,649
Average Outstanding Impaired Loans	29,985	35,561	37,195
Year-To-Date Interest Income Recognized	1,190	1,258	1,262
Commercial loans (not secured by real estate)
Impaired loans
Unpaid Contractual Principal Balance	27	180	218
Recorded Investment With No Allowance	0	0	0
Recorded Investment With Allowance	27	161	201
Recorded Investment in Impaired Loans	27	161	201
Related Allowance	0	3	4
Average Outstanding Impaired Loans	95	132	641
Year-To-Date Interest Income Recognized	0	5	2
Consumer loans (not secured by real estate)
Impaired loans
Unpaid Contractual Principal Balance	211	286	318
Recorded Investment With No Allowance	0	0	0
Recorded Investment With Allowance	202	260	313
Recorded Investment in Impaired Loans	202	260	313
Related Allowance	3	4	5
Average Outstanding Impaired Loans	222	283	309
Year-To-Date Interest Income Recognized	$ 8	$ 11	$ 12